Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Options Outstanding Number of Shares
Non-vested outstanding at beginning of period (in shares)	328,901
Granted (in shares)	95,287
Vested (in shares)	(93,831)
Forfeited (in shares)	0
Non-vested outstanding at end of period (in shares)	330,357
Weighted Average Exercise Price
Non-vested outstanding at beginning of period (USD per share)	$ 125.89
Granted (USD per share)	174.96
Vested (USD per share)	114.50
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	143.28
Weighted Average Grant Date Fair Value
Non-vested outstanding at beginning of period (USD per share)	36.24
Granted (USD per share)	48.36	$ 42.11
Vested (USD per share)	33.29
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	$ 40.57